Accrued Expenses (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accrued expenses	$ 442,994	$ 553,678	$ 2,251,823
Angel Studios, Inc. CIK: 0001671941
Accrued legal expenses		5,431,494	198,372
Accrued marketing expenses		4,860,716	1,168,891
Accrued payroll expenses		1,358,213	1,080,829
Accrued sales tax		359,311	351,774
Accrued income tax			1,280,676
Other accrued expenses		1,064,921	2,216,688
Accrued expenses	$ 14,466,478	$ 13,074,655	$ 6,297,230